Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventory

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Raw materials	$10,083	$507,326
Components and assemblies	1,240,568	1,403,873
Finished goods – at cost	133,253	89,609
Total Inventory	$1,383,904	$2,000,808